Taxes - Summary of Tax Disputes by Joining States Amnesty Settlement Programs (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Tax settlement [abstract]
Amount to be paid after benefit, other taxes	$ 289
Amount to be paid after benefit, financial expenses	$ 94